Capital and other commitments - Summary of Capital and Other Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 17	$ 19
Property, plant and equipment [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	13	17
Intangible assets [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 4	$ 2